Litigation, regulatory and similar matters (Narrative) (Detail) SFr in Millions, $ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
IFRS 3 acquisition-related contingent liabilities			$ 316	$ 531
Increase / (decrease) in IFRS 3 acquisition-related contingent liabilities			(200)
Minimum
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions			0
Maximum
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions			1,500
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants | €		€ 2.1
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants			2,000
Amounts claimed			125
Mortgage-related matters | Action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			374
Mortgage-related matters | Action brought by Home Equity Asset Trust, Series 2006-8 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			436
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-2 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			495
Customer account matters | Former relationship manager | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Geneva criminal court			130
Customer account matters | Singapore civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Revised damage award Singapore International Commercial Court			$ 461
Bulgarian former client matter | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision Swiss Federal Criminal Court | SFr	SFr 2
Client assets seized decision Swiss Federal Criminal Court | SFr	12
Compensatory claim ordered decision Swiss Federal Criminal Court | SFr	SFr 19